Exhibit 99.1	EXHIBIT C to the Supplement to PSA

FORM OF MONTHLY CERTIFICATEHOLDERS' STATEMENT

SERIES 2001-D

BA CREDIT CARD FUNDING, LLC

BA MASTER CREDIT CARD TRUST II

MONTHLY PERIOD ENDING NOVEMBER 30, 2007

The information which is required to be prepared with respect to the Transfer Date of December 14, 2007 and with respect to the performance of the Trust during the related Monthly Period.

Capitalized terms used in this Statement have their respective meaning set forth in the Second Amended and Restated Pooling and Servicing Agreement.

Terms and abbreviations used in this report and not otherwise defined herein have the meanings set forth in the certain program documents for the BA Master Credit Card Trust II and the BA Credit Card Trust. Each of these agreements has been included as an exhibit to a report on Form 8-K filed by BA Credit Card Funding, LLC, the BA Master Credit Card Trust II and the BA Credit Card Trust, with the Securities and Exchange Commission ("SEC") under File Nos. 0001370238, 0000936988 and 0001128250, respectively, on October 20, 2006.

A.	Information Regarding the Current Monthly Distribution

	1.	The amount of the current monthly distribution which constitutes Available Funds		$1,220,516,965.30

	2.	The amount of the current monthly distribution which constitutes Available Investor Principal Collections		$5,660,916,072.94

B.	Information Regarding the Trust Assets

	1.	Collection of Principal Receivables

		(a)	The aggregate amount of Collections of Principal Receivables processed during the related Monthly Period and allocated to Series 2001-D	$11,942,512,575.90

	2.	Collection of Finance Charge Receivables

		(a)	The aggregate amount of Collections of Finance Charge Receivables processed during the related Monthly Period and allocated to Series 2001-D	$1,094,754,614.44

3.	Principal Receivables in the Trust

	(a)	The aggregate amount of Principal Receivables in the Trust as of the end of the day on the last day of the related Monthly Period	$92,305,179,766.75

	(b)	The amount of Principal Receivables in the Trust represented by the Investor Interest of Series 2001-D as of the end of the day on the last day of the related Monthly Period	$80,150,304,517.00

	(c)	The Floating Allocation Investor Interest as of the end of the day on the last day of the related Monthly Period	$80,150,304,517.00

	(d)	The Principal Allocation Investor Interest as of the end of the day on the last day of the related Monthly Period	$80,150,304,517.00

	(e)	The Floating Investor Percentage with respect to the related Monthly Period

		November 1, 2007 through November 15, 2007 83.52% November 16, 2007 through November 26, 2007 83.87% November 27, 2007 through November 30, 2007 86.67%

	(f)	The Principal Investor Percentage with respect to the Monthly Period

		November 1, 2007 through November 15, 2007 83.52% November 16, 2007 through November 26, 2007 83.87% November 27, 2007 through November 30, 2007 86.67%

4.	Shared Principal Collections

	The aggregate amount of Shared Principal Collections Applied as Available Investor Principal Collections		$5,660,916,072.94

5.	Delinquent Balances

	The aggregate amount of outstanding balances in the Accounts which were delinquent as of the end of the day on the last day of the related Monthly Period:

		Aggregate Account Balance	Percentage of Total Receivables

(a)	30 - 59 days:	$1,606,849,590.77	1.72%

(b)	60 - 89 days:	$1,110,607,762.84	1.18%

(c)	90 - 119 days:	$874,750,019.76	0.93%

(d)	120 - 149 days	$785,112,171.48	0.84%

(e)	150 - 179 days:	$803,174,778.37	0.86%

(f)	180 – or more days:	$3,143,622.65	0.00%

Total:	$5,183,637,945.87	5.53%

6.	Investor Default Amount

	(a)	The Aggregate Investor Default Amount for the related Monthly Period	$361,500,422.42

7.	Investor Servicing Fee

	(a)	The amount of the Investor Servicing Fee payable by the Trust to the Servicer for the related Monthly Period	$129,010,229.75

	(b)	The amount of the Net Servicing Fee payable by the Trust to the Servicer for the related Monthly Period	$80,631,393.59

	(c)	The amount of the Servicer Interchange payable by the Trust to the Servicer for the related Monthly Period	$48,378,836.16

8.	Portfolio Yield

	(a)	The Portfolio Yield for the related Monthly Period	14.08%

IN WITNESS WHEREOF, the undersigned has duly executed this certificate this 10th day of December, 2007.

FIA CARD SERVICES, NATIONAL ASSOCIATION, Servicer

Name: Patricia K. Clarke
Title: Vice President